SHAREHOLDERS' EQUITY (Schedule of RSUs) (Details) - RSU [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of RSUs
Outstanding at January 1, 2015 | shares
Granted | shares	227,000
Vested | shares
Forfeited | shares	(2,000)
Outstanding as of December 31, 2015 | shares	225,000
Weighted average grant-date fair value
Outstanding at January 1, 2015 | $ / shares
Granted | $ / shares	$ 14.68
Vested | $ / shares
Forfeited | $ / shares	$ 14.68
Outstanding at December 31, 2015 | $ / shares	$ 14.68